UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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AMENDMENT NO. 1 TO FORM ABS-15G
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ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934
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Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
□ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
    to     .

Date of Report (Date of earliest event reported):
Commission File Number of securitizer:          Central Index Key Number of securitizer:

(Name and telephone number, including area code, of the person to contact in connection with this filing)
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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): □

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): □

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): □

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: Not applicable
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NCL BUSINESS LOAN TRUST 2022-1
(Exact name of issuer as specified in its charter)
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Central Index Key Number of issuing entity (if applicable): Not applicable
Central Index Key Number of underwriter (if applicable): Not applicable

Michael A. Schwartz, Esq. (212) 273-8170
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT Part I: REPRESENTATION AND WARRANTY INFORMATION
N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

See Form ABS-15G filed by Newtek Conventional Lending, LLC on November 1, 2021.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by Newtek Conventional Lending, LLC on November 1, 2021, and is being filed solely to reflect the change of the name of the Issuer to “NCL Business Loan Trust 2022-1.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NEWTEK CONVENTIONAL LENDING, LLC

Date: January 12, 2022	By:	/S/ BARRY SLOANE
Barry Sloane
Director